UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05459

Templeton Global Income Fund
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954)527-7500

Date of fiscal year end: 12/31

Date of reporting period: 6/30/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Templeton Global
Income Fund
June 30, 2023
Not FDIC Insured May Lose Value No Bank Guarantee
.

Managed Distribution Policy : The Fund’s Board of Trustees (the “Board”) has authorized a managed distribution plan pursuant to which the Fund makes monthly distributions to shareholders at an annual minimum fixed rate of 8%, based on the average monthly net asset value (NAV) of the Fund’s common shares (the “Plan”). The Fund calculates the average NAV from the previous month based on the number of business days in the month on which the NAV is calculated. The Plan is intended to provide shareholders with a constant, but not guaranteed, fixed minimum rate of distribution each month and is intended to narrow the discount between the market price and the NAV of the Fund’s common shares, but there can be no assurance that the Plan will be successful in doing so. The Fund is managed with a goal of generating as much of the distribution as possible from net ordinary income and short-term capital gains, that is consistent with the Fund’s investment strategy and risk profile.
To the extent that sufficient distributable income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. A return of capital may occur, for example, when some or all of the money that was invested in the Fund is paid back to shareholders. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years.
The Board may amend the terms of the Plan or terminate the Plan at any time without prior notice to the Fund’s shareholders, however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Plan. The amendment or termination of the Plan could have an adverse effect on the market price of the Fund’s common shares.
The Plan will be subject to the periodic review by the Board, including a yearly review of the annual minimum fixed rate to determine if an adjustment should be made.
Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Plan. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 3
Financial Highlights and Schedule of Investments 5
Financial Statements 11
Notes to Financial Statements 14
Important Information to Shareholders 24
Annual Meeting of Shareholders 25
Dividend Reinvestment and Cash Purchase Plan 26
Shareholder Information 28
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Templeton Global Income Fund
Dear Shareholder,
This semiannual report for Templeton Global Income Fund
covers the period ended June 30, 2023.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks high, current income, with a secondary goal
of capital appreciation. Under normal market conditions,
the Fund invests at least 80% of its net assets in income-
producing securities, including debt securities of U.S. and
foreign issuers, including emerging markets. For purposes
of the Fund’s 80% policy, income-producing securities
include derivative instruments or other investments that have economic characteristics similar to such securities.
Performance Overview
For the six months under review, the Fund posted cumulative
total returns of +1.44% based on net asset value and
-0.15% based on market price. For comparison, the global
government bond market, as measured by the J.P. Morgan
(JPM) Global Government Bond Index (GGBI), posted
a cumulative total return of +0.80% in U.S. dollar terms
for the same period.
1
You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 3 .
The Fund has a managed distribution plan pursuant to which
the Fund makes monthly distributions to shareholders at
an annual minimum fixed rate of 8%, based on the average
monthly net asset value of the Fund’s common shares (the
“Plan”). The Plan has no impact on the Fund’s investment
strategy and may reduce the Fund’s net asset value. The
Fund’s investment manager believes the Plan helps maintain
the Fund’s competitiveness and may benefit the Fund’s
market price and premium/discount to the Fund’s net asset
value.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Thank you for your continued participation in Templeton
Global Income Fund. We look forward to serving your future
investment needs.
Sincerely,
Michael Hasenstab, Ph.D.
Lead Portfolio Manager
Calvin Ho, Ph.D.
Portfolio Manager
Portfolio Composition
6/30/23
% of Total Net
Assets
Foreign Government and Agency Securities 87.0%
U.S. Government and Agency Securities 1.2%
Short-Term Investments & Other Net Assets
*
11.8%
*
Includes U.S. and foreign government and agency securities, money market funds and other net assets (including derivatives).
Geographic Composition
6/30/23
% of Total
Net Assets
Asia Pacific 47.1%
Americas 28.5%
Other Europe 6.3%
Middle East & Africa 3.6%
EMU 2.7%
Short-Term Investments & Other Net Assets 11.8%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
6
.

Performance Summary as of June 30, 2023
Templeton Global Income Fund

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/23

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Share Prices
Cumulative Total Return
2
Average Annual Total Return

Based on
NAV
3
Based on
market price
4
Based on
NAV

Based on
market price
4
6-Month +1.44% -0.15% +1.44% -0.15%
1-Year +3.84% +2.25% +3.84% +2.25%
5-Year -11.77% -5.54% -2.47% -1.13%
10-Year -5.55% -9.14% -0.57% -0.95%
Symbol: GIM 6/30/23 12/31/22 Change
Net Asset Value (NAV) $4.55 $4.67 -$0.12
Market Price (NYSE) $4.14 $4.33 -$0.19
See page 4 for Performance Summary footnotes.

Templeton Global Income Fund
Performance Summary

franklintempleton.com
Semiannual Report
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. Liquidity risk exists when securities or other investments become more difficult to sell, or are unable to be sold, at the price at which they have been valued. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process;
however, ESG considerations may not be a determinative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated.
The Fund may invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the China – Hong Kong Bond Connect program (“Bond Con-
nect”). In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of ultimate investors (such as the Fund) in accounts maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the Shanghai Clearing House). This recordkeeping system subjects the Fund to various risks, including the risk that the Fund may have a limited ability to enforce rights as a bondholder and the risks of settlement delays and counterparty default of the
Hong Kong sub-custodian. In addition, enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China have limited experi-
ence in applying the concept of beneficial ownership. Bond Connect uses the trading infrastructure of both Hong Kong and China and is not available on trading holidays in
Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position. Securities offered through Bond Connect may lose their eligibility for trading through the program at any time. If Bond Connect securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased through Bond Connect.
Bond Connect is subject to regulation by both Hong Kong and China and there can be no assurance that further regulations will not affect the availability of securities in the program, the frequency of redemptions or other limitations. Bond Connect trades are settled in Chinese currency, the renminbi (“RMB”). It cannot be guaranteed that inves-
tors will have timely access to a reliable supply of RMB in Hong Kong. Bond Connect is relatively new and its effects on the Chinese interbank bond market are uncertain. In addition, the trading, settlement and IT systems required for non-Chinese investors in Bond Connect are relatively new. In the event of systems malfunctions, trading via Bond
Connect could be disrupted. In addition, the Bond Connect program may be subject to further interpretation and guidance. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. Finally, uncertainties in China tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for a Fund.
The application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Bond Connect program, are uncertain, and may have a detrimental effect on the Fund’s investments and returns.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns. Net expenses reflect voluntary fee waivers, expense caps and/or reimbursements. Voluntary waivers may be modified or discontinued at any time without notice.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/23–6/30/23)
Net Investment
Income
$0.1859

Templeton Global Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2023
(unaudited)
Year Ended December 31,
2022 2021 2020 2019 2018
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $4.67 $5.46 $6.11 $6.75 $7.04 $7.25
Income from investment operations:
Net investment income
a
............. 0.11 0.19 0.21 0.21 0.38 0.37
Net realized and unrealized gains (losses) (0.04) (0.58) (0.51) (0.63) (0.26) (0.23)
Total from investment operations ........ 0.07 (0.39) (0.30) (0.42) 0.12 0.14
Less distributions from:
Net investment income and net foreign
currency gains .................... (0.19) — — (0.03) (0.41) (0.26)
Tax return of capital ................ — (0.40) (0.37) (0.19) — (0.09)
Total distributions ................... (0.19) (0.40) (0.37) (0.22) (0.41) (0.35)
Repurchase of shares .............. — —
b
0.02 — — —
Net asset value, end of period .......... $4.55 $4.67 $5.46 $6.11 $6.75 $7.04
Market value, end of period
c
........... $4.14 $4.33 $5.19 $5.50 $6.13 $6.03
Total return (based on net asset value per
share)
d
........................... 1.44% (7.24)% (4.62)% (6.56)% 1.97% 1.98%
Total return (based on market value per
share)
d
........................... (0.15)% (9.06)% 1.02% (6.63)% 8.52% (1.24)%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 1.00% 1.09% 1.01% 0.75% 0.75% 0.79%
Expenses net of waiver and payments by
affiliates .......................... 0.93% 1.00% 1.00% 0.71% 0.67% 0.71%
f
Net investment income ............... 4.97% 3.84% 3.64% 3.36% 5.49% 5.18%
Supplemental data
Net assets, end of period (000’s) ........ $467,726 $480,195 $561,163 $819,181 $905,378 $944,988
Portfolio turnover rate ................ 62.50% 53.06% 115.48% 42.51% 21.99% 35.47%
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Income Fund
Schedule of Investments (unaudited), June 30, 2023
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 87.0%
Australia 10.0%
New South Wales Treasury Corp. ,
Senior Bond, 2%, 3/08/33 ........ 19,411,000 AUD $ 10,220,360
a
Senior Bond, Reg S, 1.75%, 3/20/34 11,363,000 AUD 5,642,247
Queensland Treasury Corp. ,
a
Senior Bond, 144A, Reg S, 1.75%,
7/20/34 ...................... 17,165,000 AUD 8,524,100
Senior Bond, 2%, 8/22/33 ........ 14,810,000 AUD 7,770,665
Treasury Corp. of Victoria ,
a
Senior Bond, Reg S, 2.25%, 9/15/33 14,214,000 AUD 7,532,922
Senior Bond, 2.25%, 11/20/34 ..... 13,925,000 AUD 7,147,224
46,837,518
Brazil 9.1%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 17,610,000 BRL 3,663,246
10%, 1/01/31 .................. 181,760,000 BRL 36,963,027
F, 10%, 1/01/29 ................ 9,230,000 BRL 1,890,764
42,517,037
Colombia 9.1%
Colombia Titulos de Tesoreria ,
B, 6.25%, 11/26/25 .............. 4,518,000,000 COP 1,000,019
B, 7.5%, 8/26/26 ............... 45,035,300,000 COP 10,108,768
B, 5.75%, 11/03/27 .............. 11,877,000,000 COP 2,444,977
B, 6%, 4/28/28 ................. 38,035,000,000 COP 7,796,957
B, 7.75%, 9/18/30 .............. 26,363,700,000 COP 5,608,523
B, 7%, 3/26/31 ................. 8,119,500,000 COP 1,637,255
B, 7%, 6/30/32 ................. 14,091,000,000 COP 2,763,272
B, 13.25%, 2/09/33 ............. 22,256,000,000 COP 6,244,168
B, 7.25%, 10/18/34 ............. 14,850,000,000 COP 2,865,513
B, 6.25%, 7/09/36 .............. 6,431,000,000 COP 1,113,252
B, 9.25%, 5/28/42 .............. 4,402,000,000 COP 942,372
42,525,076
Dominican Republic 2.1%
a
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 5,430,000 4,267,835
Senior Bond, 144A, 6.4%, 6/05/49 .. 1,220,000 1,042,536
Senior Bond, 144A, 5.875%, 1/30/60 5,735,000 4,458,619
9,768,990
Ecuador 2.4%
a
Ecuador Government Bond ,
Senior Bond, 144A, 2.5%, 7/31/35 .. 21,006,000 7,342,205
Senior Bond, 144A, 1.5%, 7/31/40 .. 10,051,000 3,140,937
Senior Note, 144A, 5.5%, 7/31/30 .. 1,733,000 841,941
11,325,083
Egypt 2.3%
a
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 1,030,000 601,005
Senior Bond, 144A, 7.3%, 9/30/33 .. 4,630,000 2,561,779
Senior Bond, 144A, 8.5%, 1/31/47 .. 5,360,000 2,861,758
Senior Bond, 144A, 7.903%, 2/21/48 670,000 345,914
Senior Bond, 144A, 8.7%, 3/01/49 .. 510,000 276,374
Senior Bond, 144A, 8.875%, 5/29/50 2,150,000 1,164,590
Senior Bond, 144A, 8.75%, 9/30/51 . 4,310,000 2,336,968

Templeton Global Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Egypt (continued)
a
Egypt Government Bond, (continued)
Senior Bond, 144A, 7.5%, 2/16/61 .. 1,470,000 $ 741,233
10,889,621
Germany 2.7%
a
Bundesobligation, Reg S, 10/18/24 ... 2,826,000 EUR 2,954,784
a
Bundesrepublik Deutschland, Reg S,
6.25%, 1/04/24 ................ 2,771,000 EUR 3,065,527
a
Bundesschatzanweisungen, Reg S,
0.4%, 9/13/24 ................. 6,133,000 EUR 6,463,308
12,483,619
Ghana 0.4%
b
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 5,899,042 GHS 275,319
PIK, 8.5%, 2/15/28 .............. 5,899,042 GHS 240,671
PIK, 8.65%, 2/13/29 ............. 5,781,099 GHS 211,882
PIK, 8.8%, 2/12/30 .............. 5,781,105 GHS 193,206
PIK, 8.95%, 2/11/31 ............. 5,322,217 GHS 165,032
PIK, 9.1%, 2/10/32 .............. 5,322,217 GHS 155,671
PIK, 9.25%, 2/08/33 ............. 5,322,217 GHS 150,112
PIK, 9.4%, 2/07/34 .............. 3,671,095 GHS 99,835
PIK, 9.55%, 2/06/35 ............. 3,671,095 GHS 97,184
PIK, 9.7%, 2/05/36 .............. 3,671,095 GHS 95,325
PIK, 9.85%, 2/03/37 ............. 3,671,095 GHS 94,060
PIK, 10%, 2/02/38 .............. 3,671,095 GHS 93,236
1,871,533
Hungary 4.8%
Hungary Government Bond ,
1%, 11/26/25 .................. 3,157,100,000 HUF 7,724,515
3%, 10/27/27 .................. 271,500,000 HUF 662,255
4.75%, 11/24/32 ................ 5,601,400,000 HUF 13,937,078
22,323,848
India 9.9%
India Government Bond ,
7.26%, 1/14/29 ................ 1,500,000,000 INR 18,444,945
Senior Bond, 5.77%, 8/03/30 ...... 1,650,000,000 INR 18,658,644
Senior Bond, 7.26%, 8/22/32 ...... 730,990,000 INR 9,006,531
46,110,120
Indonesia 8.6%
Indonesia Government Bond ,
FR64, 6.125%, 5/15/28 .......... 162,800,000,000 IDR 10,865,607
FR68, 8.375%, 3/15/34 .......... 33,787,000,000 IDR 2,583,731
FR71, 9%, 3/15/29 .............. 237,200,000,000 IDR 18,002,867
FR87, 6.5%, 2/15/31 ............ 5,605,000,000 IDR 375,407
FR91, 6.375%, 4/15/32 .......... 15,737,000,000 IDR 1,049,797
FR96, 7%, 2/15/33 .............. 103,008,000,000 IDR 7,199,073
40,076,482
Malaysia 9.0%
Malaysia Government Bond ,
3.9%, 11/30/26 ................. 11,900,000 MYR 2,577,825
3.892%, 3/15/27 ................ 460,000 MYR 99,384
3.502%, 5/31/27 ................ 2,880,000 MYR 613,761

Templeton Global Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Malaysia (continued)
Malaysia Government Bond, (continued)
3.899%, 11/16/27 ............... 89,340,000 MYR $ 19,335,713
3.519%, 4/20/28 ................ 10,290,000 MYR 2,197,675
3.733%, 6/15/28 ................ 16,440,000 MYR 3,537,721
3.885%, 8/15/29 ................ 5,440,000 MYR 1,171,755
4.498%, 4/15/30 ................ 23,410,000 MYR 5,244,291
3.582%, 7/15/32 ................ 35,940,000 MYR 7,540,871
42,318,996
Mexico 4.6%
Mexican Bonos ,
M, 10%, 11/20/36 ............... 13,490,000 MXN 871,642
M, Senior Bond, 7.75%, 11/23/34 ... 41,890,000 MXN 2,285,945
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 225,790,000 MXN 12,152,262
M, Senior Bond, 8.5%, 5/31/29 ..... 35,600,000 MXN 2,060,852
M, Senior Bond, 8.5%, 11/18/38 .... 24,730,000 MXN 1,408,355
M, Senior Bond, 7.75%, 11/13/42 ... 53,240,000 MXN 2,791,484
21,570,540
Mongolia 1.0%
a
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 3,790,000 2,946,407
Senior Note, 144A, 5.125%, 4/07/26 . 600,000 559,487
Senior Note, 144A, 3.5%, 7/07/27 .. 1,690,000 1,413,379
4,919,273
Norway 1.5%
a
Norway Government Bond ,
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 30,878,000 NOK 2,856,177
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 28,937,000 NOK 2,592,447
Senior Bond, 144A, Reg S, 1.5%,
2/19/26 ...................... 17,165,000 NOK 1,500,104
6,948,728
Oman 0.9%
a
Oman Government Bond, Senior Bond,
144A, 4.75%, 6/15/26 ............ 4,190,000 4,080,050
Singapore 4.3%
Singapore Government Bond ,
2.625%, 8/01/32 ................ 24,460,000 SGD 17,481,208
3.375%, 9/01/33 ................ 3,690,000 SGD 2,803,620
20,284,828
Thailand 4.3%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 433,040,000 THB 12,062,596
1%, 6/17/27 ................... 224,500,000 THB 6,053,543
Senior Note, 0.66%, 11/22/23 ...... 68,690,000 THB 1,935,198
20,051,337
Total Foreign Government and Agency Securities (Cost $427,820,400) ............
406,902,679

Templeton Global Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 1.2%
United States 1.2%
U.S. Treasury Bonds ,
3.125%, 2/15/43 ................ 1,380,000 $ 1,204,266
3.625%, 8/15/43 ................ 4,790,000 4,498,483
5,702,749
Total U.S. Government and Agency Securities (Cost $5,702,775) ..................
5,702,749
Total Long Term Investments (Cost $433,523,175) ...............................
412,605,428
Short Term Investments 9.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 1.9%
Germany 1.9%
c
Germany Treasury Bills ,
a
Reg S, 9/20/23 ................. 523,000 EUR 566,618
a
Reg S, 10/18/23 ................ 7,622,000 EUR 8,234,347
8,800,965
Total Foreign Government and Agency Securities (Cost $8,794,035) ...............
8,800,965
U.S. Government and Agency Securities 5.3%
United States 5.3%
c
U.S. Treasury Bills, 7/05/23 ......... 25,000,000 24,993,193
Total U.S. Government and Agency Securities (Cost $24,993,181) .................
24,993,193
Shares
Money Market Funds 2.6%
United States 2.6%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 4.699% ......... 12,201,070 12,201,070
Total Money Market Funds (Cost $12,201,070) ..................................
12,201,070
a a a a a
Total Short Term Investments (Cost $45,988,286 ) ................................
45,995,228
a a a
Total Investments (Cost $479,511,461) 98.0% ...................................
$458,600,656
Other Assets, less Liabilities 2.0% .............................................
9,125,755
Net Assets 100.0% ...........................................................
$467,726,411
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2023, the aggregate value of these securities was $90,915,598, representing 19.4% of net assets.
b
Income may be received in additional securities and/or cash.
c
The security was issued on a discount basis with no stated coupon rate.
d
See Note 3(c) regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Income Fund
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2023, the Fund had the following forward exchange contracts outstanding. See Note 1(c).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 55,812,500 675,059 7/10/23 $ 4,982 $ —
Indian Rupee ...... HSBK Sell 55,812,500 679,977 7/10/23 — (64)
Chilean Peso ...... BAST Buy 16,891,500,000 21,048,598 7/18/23 — (23,512)
Chilean Peso ...... BAST Sell 9,585,000,000 12,034,514 7/18/23 103,931 —
Canadian Dollar .... JPHQ Buy 1,043,246 781,903 7/19/23 5,813 —
Canadian Dollar .... JPHQ Sell 1,043,247 771,985 7/19/23 — (15,731)
Chilean Peso ...... GSCO Buy 2,262,230,732 2,265,412 7/26/23 546,869 —
Chilean Peso ...... MSCO Buy 186,680,000 231,642 8/16/23 — (214)
Japanese Yen ...... JPHQ Buy 588,073,610 4,236,185 8/21/23 — (129,216)
Norwegian Krone ... DBAB Buy 144,930,000 13,858,953 9/11/23 — (322,457)
Japanese Yen ...... BOFA Buy 1,991,921,070 14,491,969 9/15/23 — (526,712)
Japanese Yen ...... DBAB Buy 2,592,748,780 18,840,597 9/15/23 — (662,968)
Japanese Yen ...... BNDP Buy 1,906,310,460 14,000,819 9/20/23 — (625,101)
Japanese Yen ...... BOFA Buy 5,047,916,080 36,545,337 9/20/23 — (1,126,392)
Japanese Yen ...... GSCO Buy 1,225,400,000 8,928,623 9/20/23 — (330,546)
New Zealand Dollar . CITI Buy 16,040,000 9,792,741 9/20/23 47,758 —
New Zealand Dollar . JPHQ Buy 2,720,000 1,661,022 9/20/23 7,691 —
South Korean Won .. BNDP Buy 59,152,400,000 45,486,101 9/20/23 — (403,454)
South Korean Won .. MSCO Buy 3,093,000,000 2,423,651 9/20/23 — (66,339)
Australian Dollar .... HSBK Buy 24,100,000 16,168,208 9/25/23 — (78,783)
Indian Rupee ...... HSBK Buy 55,812,500 678,159 10/05/23 — (182)
Total Forward Exchange Contracts ................................................... $717,044 $(4,311,671)
Net unrealized appreciation (depreciation) ............................................ $(3,594,627)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  8  regarding other derivative information.
See Abbreviations on page 23 .

Templeton Global Income Fund
Financial Statements
Statement of Assets and Liabilities
June 30, 2023, (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $467,310,391
Cost - Non-controlled affiliates (Note 3 c ) ........................................................ 12,201,070
Value - Unaffiliated issuers .................................................................. $446,399,586
Value - Non-controlled affiliates (Note 3 c ) ....................................................... 12,201,070
Restricted cash for OTC derivative contracts (Note 1 d ) ............................................... 590,000
Foreign currency, at value (cost $324,215) ........................................................ 324,209
Receivables:
Investment securities sold ................................................................... 31,179,746
Dividends and interest ..................................................................... 9,505,912
Deposits with brokers for:
OTC derivative contracts .................................................................. 4,230,000
Unrealized appreciation on OTC forward exchange contracts .......................................... 717,044
Total assets .......................................................................... 505,147,567
Liabilities:
Payables:
Investment securities purchased .............................................................. 31,584,186
Management fees ......................................................................... 253,035
Trustees' fees and expenses ................................................................. 16,787
Deposits from brokers for:
OTC derivative contracts .................................................................. 590,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 4,311,671
Deferred tax ............................................................................... 86,858
Accrued expenses and other liabilities ........................................................... 578,619
Total liabilities ......................................................................... 37,421,156
Net assets, at value ................................................................. $467,726,411
Net assets consist of:
Paid-in capital ............................................................................. $602,032,387
Total distributable earnings (losses) ............................................................. (134,305,976)
Net assets, at value ................................................................. $467,726,411
Shares outstanding ......................................................................... 102,746,371
Net asset value per share .................................................................... $4.55

Templeton Global Income Fund
Financial Statements
Statement of Operations
for the six months ended June 30, 2023 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Income
Fund
Investment income:
Dividends:
Non-controlled affiliates (Note 3 c ) ............................................................. $347,547
Interest: (net of foreign taxes of $291,708)
Unaffiliated issuers ........................................................................ 13,566,052
Total investment income ................................................................... 13,913,599
Expenses:
Management fees (Note 3a) ................................................................... 1,563,924
Transfer agent fees ......................................................................... 263,168
Custodian fees ............................................................................. 58,362
Reports to shareholders fees .................................................................. 59,092
Registration and filing fees .................................................................... 65,160
Professional fees ........................................................................... 257,366
Trustees' fees and expenses .................................................................. 68,501
Other .................................................................................... 34,158
Total expenses ......................................................................... 2,369,731
Expenses waived/paid by affiliates (Note 3c and 3d) .............................................. (185,255)
Net expenses ......................................................................... 2,184,476
Net investment income ................................................................ 11,729,123
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (12,246,849)
Foreign currency transactions ................................................................ (56,643)
Forward exchange contracts ................................................................. (346,663)
Swap contracts ........................................................................... 2,272,934
Net realized gain (loss) .................................................................. (10,377,221)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 20,345,075
Translation of other assets and liabilities denominated in foreign currencies .............................. 364,707
Forward exchange contracts ................................................................. (12,595,224)
Swap contracts ........................................................................... (2,748,113)
Change in deferred taxes on unrealized appreciation ............................................... (86,858)
Net change in unrealized appreciation (depreciation) ............................................ 5,279,587
Net realized and unrealized gain (loss) ............................................................ (5,097,634)
Net increase (decrease) in net assets resulting from operations .......................................... $6,631,489

Templeton Global Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton Global Income Fund
Six Months Ended
June 30, 2023
(unaudited)
Year Ended
December 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $11,729,123 $19,311,869
Net realized gain (loss) ................................................. (10,377,221) (52,515,153)
Net change in unrealized appreciation (depreciation) ........................... 5,279,587 (6,814,911)
Net increase (decrease) in net assets resulting from operations ................ 6,631,489 (40,018,195)
Distributions to shareholders .............................................. (19,100,551) —
Distributions to shareholders from tax return of capital ........................... — (40,672,363)
Total distributions to shareholders .......................................... (19,100,551) (40,672,363)
Capital share transactions (Note 2) .......................................... — (277,359)
Net increase (decrease) in net assets ................................... (12,469,062) (80,967,917)
Net assets:
Beginning of period ..................................................... 480,195,473 561,163,390
End of period .......................................................... $467,726,411 $480,195,473

Templeton Global Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Global Income Fund (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Boards (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s/Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value. Securities denominated in
a foreign currency are converted into their U.S. dollar
equivalent at the foreign exchange rate in effect at 4 p.m.
Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign

Templeton Global Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
1. Organization and Significant Accounting Policies
(continued)
b. Foreign Currency Translation
(continued)

Templeton Global Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time they are realized. At June 30, 2023, the Fund had no interest rate swap contracts.
See Note 8 regarding other derivative information.
d. Restricted Cash
At June 30, 2023, the Fund held restricted cash in
connection with investments in certain derivative securities.
Restricted cash is held in a segregated account with the
Fund’s custodian and is reflected in the Statement of Assets and Liabilities.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Distributions to shareholders are
recorded on the ex-dividend date. The Fund employs a
managed distribution policy whereby the Fund will make
monthly distributions to shareholders at an annual minimum
fixed rate of 8%, based on the average monthly NAV of
the Fund’s common shares. Under the policy, the Fund
is managed with a goal of generating as much of the
distribution as possible from net ordinary income and short-
term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted
and, if necessary, a return of capital. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Global Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2023, there were an unlimited number of shares authorized (without par value).
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Since the inception of the program, the Fund has repurchased a total of 11,285,400 shares. Transactions in the Fund’s shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2023
Year Ended
December 31, 2022
Shares Amount Shares Amount
Shares issued in reinvestment of distributions ... — $— 24,444 $109,511
Shares repurchased ...................... — — (75,000) (386,870)
Net increase (decrease) ................... — $— (50,556) $(277,359)
Weighted average discount of market price to net
asset value of shares repurchased .......... —% 5.59%
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
1. Organization and Significant Accounting Policies
(continued)

Templeton Global Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly to Advisers based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2023, the annualized gross effective investment management fee rate was 0.662% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2023, the Fund held investments in affiliated management investment companies as follows:
d. Waiver and Expense Reimbursements
Advisers has voluntarily agreed in advance to waive 0.10% of its investment management fees based on the average daily net assets of the Fund until April 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end. Effective May 1, 2023, the waiver was discontinued.
Annualized Fee Rate Net Assets
0.700% Up to and including $200 million
0.635% Over $200 million, up to and including $700 million
0.600% Over $700 million, up to and including $1 billion
0.580% Over $1 billion, up to and including $5 billion
0.560% Over $5 billion, up to and including $10 billion
0.540% Over $10 billion, up to and including $15 billion
0.520% Over $15 billion, up to and including $20 billion
0.500% In excess of $20 billion
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.699% $ 16,157,932 $ 204,693,100 $ (208,649,962) $ — $ — $ 12,201,070 12,201,070 $ 347,547
Total Affiliated Securities ... $16,157,932 $204,693,100 $(208,649,962) $— $— $12,201,070 $347,547
3. Transactions with Affiliates
(continued)

Templeton Global Income Fund
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2022, the capital loss carryforwards were as follows:
At June 30, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, tax straddles and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 3 0 , 202 3 , aggregated
$ 289,611,933 and $ 243,628,397 , respectively.
6. Credit Risk
At June 30, 2023, the Fund had 18.6% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $17,445,338
Long term ................................................................................ 62,443,330
Total capital loss carryforwards ............................................................... $79,888,668
Cost of investments .......................................................................... $491,317,170
Unrealized appreciation ........................................................................ $13,949,954
Unrealized depreciation ........................................................................ (50,261,095)
Net unrealized appreciation (depreciation) .......................................................... $(36,311,141)

Templeton Global Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
8. Other Derivative Information
At June 3 0 , 202 3 , investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2023, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2023, the average month end notional amount of swap contracts represented $14,850,286. The average month end contract value of forward exchange contracts was $346,782,969.
At June 30, 2023, OTC derivative assets and liabilities are as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Income Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 717,044 Unrealized depreciation on OTC
forward exchange contracts
$ 4,311,671
Total .................... $717,044 $4,311,671
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $2,272,934 Swap contracts $(2,748,113)
Foreign exchange contracts .....
Forward exchange contracts (346,663) Forward exchange contracts (12,595,224)
Total ....................... $1,926,271 $(15,343,337)
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Income Fund
Derivatives
Forward exchange contracts ............................. $ 717,044 $ 4,311,671
Total ............................................. $717,044 $4,311,671
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Templeton Global Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
At June 30, 2023, OTC derivative assets, which may be offset against OTC derivative liabilities and collateral received from the counterparty, are as follows:
At June 30, 2023, OTC derivative liabilities, which may be offset against OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
a
Net Amount
(Not less
than zero)
Templeton Global Income Fund
Counterparty
BAST .................... $103,931 $(23,512) $— $(80,419) $—
BNDP ................... — — — — —
BOFA .................... — — — — —
CITI ..................... 47,758 — — — 47,758
DBAB ................... — — — — —
GSCO ................... 546,869 (330,546) — (216,323) —
HSBK ................... 4,982 (4,982) — — —
JPHQ ................... 13,504 (13,504) — — —
MSCO ................... — — — — —
Total ................... $717,044 $(372,544) $ — $(296,742) $47,758
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Templeton Global Income Fund
Counterparty
BAST .................... $23,512 $(23,512) $— $— $—
BNDP ................... 1,028,555 — — (1,028,555) —
BOFA .................... 1,653,104 — — (1,653,104) —
CITI ..................... — — — — —
DBAB ................... 985,425 — — (985,425) —
GSCO ................... 330,546 (330,546) — — —
HSBK ................... 79,029 (4,982) — — 74,047
JPHQ ................... 144,947 (13,504) — (131,443) —
MSCO ................... 66,553 — — (10,000) 56,553
Total ................... $4,311,671 $(372,544) $— $(3,808,527) $130,600
8. Other Derivative Information
(continued)

Templeton Global Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 23 .
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
10. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except as disclosed below:
On August 3, 2023, a Special Committee of the Board of the Fund recommended that the Board approve a new investment management agreement with Saba Capital Management, L.P. (“Saba”), pursuant to which Saba would serve as the new investment manager of the Fund, replacing Advisers. On August 14, 2023, on the Special Committee’s recommendation, the
Board, with all trustees who have an affiliation with Saba having recused themselves, unanimously approved the proposed
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit collateral amounts to avoid the effect of over collateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
Level 1 Level 2 Level 3 Total
Templeton Global Income Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 406,902,679 $ — $ 406,902,679
U.S. Government and Agency Securities ....... — 5,702,749 — 5,702,749
Short Term Investments ................... 12,201,070 33,794,158 — 45,995,228
Total Investments in Securities ........... $12,201,070 $446,399,586 $— $458,600,656
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 717,044 $ — $ 717,044
Total Other Financial Instruments ......... $— $717,044 $— $717,044
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 4,311,671 $ — $ 4,311,671
Total Other Financial Instruments ......... $— $4,311,671 $— $4,311,671
8. Other Derivative Information
(continued)

Templeton Global Income Fund
Notes to Financial Statements (unaudited)

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Semiannual Report
investment management agreement with Saba and recommended approval of such investment management agreement to the
Fund’s shareholders. The Board directed that the proposed investment management agreement with Saba be submitted for approval at a special meeting of the Fund’s shareholders to be held sometime in the fourth quarter of 2023. If the investment management agreement with Saba is approved by shareholders, Advisers and its affiliates would no longer provide services to the Fund.
Abbreviations
Counterparty
BAST
Banco Santander SA
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Cu r rency
AUD Australian Dollar
BRL Brazilian Real
COP Colombian Peso
EUR Euro
GHS Ghanaian Cedi
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
SGD Singapore Dollar
THB Thai Baht
Selected Portfolio
PIK
Payment-In-Kind
10. Subsequent Events
(continued)

Templeton Global Income Fund
Important Information to Shareholders

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Semiannual Report
Share Repurchase Program
The Fund’s Board of Trustees (the “Board”) previously
authorized the Fund to repurchase up to 10% of the Fund’s
outstanding shares in open-market transactions, at the
discretion of management. This authorization remains in
effect.
In exercising its discretion consistent with its portfolio
management responsibilities, the investment manager will
take into account various other factors, including, but not
limited to, the level of the discount, the Fund’s performance, portfolio holdings, dividend history, market conditions, cash on hand, the availability of other attractive investments and whether the sale of certain portfolio securities would be
undesirable because of liquidity concerns or because the
sale might subject the Fund to adverse tax consequences.
Any repurchases would be made on a national securities
exchange at the prevailing market price, subject to exchange requirements, Federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or
borrowing of the Fund. If and when the Fund’s 10% threshold
is reached, no further repurchases could be completed until
authorized by the Board. Until the 10% threshold is reached,
Fund management will have the flexibility to commence
share repurchases if and when it is determined to be
appropriate in light of prevailing circumstances.
In the Notes to Financial Statements section, please
see note 2 (Shares of Beneficial Interest) for additional
information regarding shares repurchased.
Increase to Managed Distribution Plan
On March 7, 2022, the Fund announced that the Board had
authorized an increase to the Fund’s managed distribution
plan pursuant to which the Fund will make monthly
distributions to shareholders at an annual minimum fixed
rate of 8%, an increase from the previously authorized 7.5%, based on the average monthly net asset value (NAV) of the
Fund’s common shares (the “Plan”). Management believes
that the increased distribution rate will benefit shareholders consistent with the Fund’s investment goal to seek high,
current income.
The Fund calculates the average NAV from the previous
month based on the number of business days in the month
on which the NAV is calculated. The Plan is intended to
provide shareholders with a constant, but not guaranteed,
fixed minimum rate of distribution each month and is
intended to narrow the discount between the market price
and the NAV of the Fund’s common shares, but there can
be no assurance that the Plan will be successful in doing
so. The Fund is managed with a goal of generating as much
of the distribution as possible from net ordinary income and short-term capital gains, that is consistent with the Fund’s investment strategy and risk profile. To the extent that
sufficient distributable income is not available on a monthly basis, the Fund will distribute long-term capital gains and/or return of capital in order to maintain its managed distribution rate. A return of capital may occur, for example, when some
or all of the money that was invested in the Fund is paid
back to shareholders. A return of capital distribution does not necessarily reflect the Fund’s investment performance and
should not be confused with “yield” or “income”. Even though the Fund may realize current year capital gains, such gains
may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years.
The Board may amend the terms of the Plan or terminate
the Plan at any time without prior notice to the Fund’s
shareholders. The amendment or termination of the Plan
could have an adverse effect on the market price of the
Fund’s common shares. The Plan will be subject to the
periodic review by the Board, including a yearly review of
the annual minimum fixed rate to determine if an adjustment
should be made.
Shareholders should not draw any conclusions about the
Fund’s investment performance from the amount of this
distribution or from the terms of the Plan. The amounts and
sources of the Fund’s distributions to be reported will be
estimates and will not be provided for tax reporting purposes.
The actual amounts and sources of the amounts for tax
reporting purposes will depend upon the Fund’s investment
experience during the remainder of its fiscal year and may
be subject to changes based on tax regulations. The Fund
will send a Form 1099-DIV to shareholders for the calendar
year that will describe how to report the Fund’s distributions for federal income tax purposes.

Templeton Global Income Fund
Annual Meeting of Shareholders: July 20, 2023 (unaudited)

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Semiannual Report
The Annual Meeting of Shareholders of Templeton Global Income Fund (the “Fund”) was held virtually on July 20, 2023. The purpose of the meeting was to elect one Trustee of the Fund and to ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2023. At the meeting, the following person was elected by the shareholders to serve as Trustee of the Fund: Garry Khasidy. Shareholders also ratified the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2023. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows :
1. Election of one Trustee:
The Fund is not aware of broker non-votes received with respect to this item.
2. Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the
Fund for the fiscal year ending December 31, 2023:
The Fund is not aware of broker non-votes received with respect to this item.
*Aditya Bindal, Karen Caldwell, Ketu Desai, Frederic P. Gabriel, Mark Hammitt, Paul C. Kazarian, Anatoly Nakum and Pierre Weinstein are Trustees of the
Fund who are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.
.
.
Term Expiring 2026
.
.
For
% of
Outstanding
Shares
% of
Shares
Present
.
.
Withheld
% of
Outstanding
Shares
% of
Shares
Present
Garry Khasidy
76,322,059 74.28% 85.05% 13,418,888 13.06% 14.95%
.
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For
88,949,111 86.57% 99.12%
Against
480,635 0.47% 0.54%
Abstain
311,201 0.30% 0.35%

Templeton Global Income Fund
Dividend Reinvestment and Cash Purchase Plan

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Semiannual Report
The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) with the following features:
Shareholders must affirmatively elect to participate in the Plan. If you decide to use this service, dividends and capital gains distributions will be reinvested automatically in shares of the Fund for your account.
Whenever the Fund declares dividends in either cash or shares of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in new shares at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund’s shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.
A participant has the option of submitting additional cash payments to the Plan Administrator, in any amounts of at least $100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments can be made by check payable to Equiniti Trust Company, LLC (the “Plan Administrator”) and sent to Equiniti Trust Company, LLC, P.O. Box
922, Wall Street Station, New York, NY 10269-0560, Attention: Templeton Global Income Fund. The Plan Administrator will apply such payments (less a $5.00 service charge and less a pro rata share of trading fees) to purchases of Fund shares on the open market.
The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.
Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested. The Plan Administrator’s fee for a sale of shares through the Plan is $15.00 per transaction plus a $0.12 per share trading fee.
A participant may withdraw from the Plan without penalty at any time by written notice to the Plan Administrator sent to Equiniti
Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560. Upon withdrawal, the participant will receive, without charge, share certificates issued in the participant’s name for all full shares held by the Plan Administrator; or, if the participant wishes, the Plan Administrator will sell the participant’s shares and send the proceeds to the participant, less a service charge of $15.00 and less trading fees of $0.12 per share. The Plan Administrator will convert any fractional shares held at the time of withdrawal to cash at current market price and send a check to the participant for the net proceeds.
For more information, please see the Plan’s Terms and Conditions located at the back of this report.

Templeton Global Income Fund
Dividend Reinvestment and Cash Purchase Plan

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Semiannual Report
Transfer Agent
Equiniti Trust Company, LLC
P.O. Box 922, Wall Street Station,
New York, NY 10269-056
(800) 416-5585
www.equiniti.com
Direct Deposit Service for Registered Shareholders
Cash distributions can now be electronically credited to a checking or savings account at any financial institution that participates in the Automated Clearing House (“ACH”) system. The Direct Deposit service is provided for registered shareholders at no charge. To enroll in the service, access your account online by going to www.equiniti.com or dial (800) 416-
5585 (toll free) and follow the instructions. Direct Deposit will begin with the next scheduled distribution payment date following enrollment in the service.
Direct Registration
If you are a registered shareholder of the Fund, purchases of shares of the Fund can be electronically credited to your Fund account at Equiniti Trust Company, LLC through Direct Registration. This service provides shareholders with a convenient way to keep track of shares through book entry transactions, electronically move book-entry shares between broker-dealers, transfer agents and DRS eligible issuers, and eliminate the possibility of lost certificates. For additional information, please contact Equiniti Trust Company, LLC at (800) 416-5585.
Shareholder Information
Shares of Templeton Global Income Fund are traded on the New York Stock Exchange under the symbol “GIM.” Information about the net asset value and the market price is available at franklintempleton.com.
For current information about dividends and shareholder accounts, call (800) 416-5585. Registered shareholders can access their Fund account on-line. For information go to Equiniti Trust Company, LLC website at www.equiniti.com and follow the instructions.
The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin
Templeton Fund Information after 7 a.m. Pacific time any business day at (800) DIAL BEN/342-5236. The Fund’s net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.’s Mutual Fund Quotation Service (“NASDAQ MFQS”).
Shareholders not receiving copies of reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund’s mailing list, by writing Templeton Global Income Fund, 100 Fountain
Parkway, P.O. Box 33030, St. Petersburg, FL, 33733-8030.

Templeton Global Income Fund
Shareholder Information

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Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON GLOBAL INCOME FUND
(Fund)
At a virtual meeting held on April 11, 2023 (Meeting),
the Board of Trustees (Board) of the Fund, including a
majority of the trustees who are not “interested persons”
as defined in the Investment Company Act of 1940, as
amended (Independent Trustees), reviewed and approved
the continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. The Board reviewed
and considered all of the factors it deemed relevant in
approving the continuance of the Management Agreement,
including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services
provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v)
whether fee levels reflect these economies of scale for the
benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement were fair and reasonable and
that the continuance of the Management Agreement was in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel
of the Manager; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates;
and management fees charged by the Manager and its
affiliates to other U.S.-based registered closed-end funds
and other accounts, including the Manager’s explanation of
differences among accounts where relevant. Management
discussed with the Board its continued development of
strategies to address areas of heightened concern in the
registered closed-end fund industry, including various
regulatory initiatives and geopolitical concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the Franklin Templeton (FT) family of funds. In
this regard, information was provided to the Board about
the financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December 31,
2022. The Board considered the performance returns of the
Fund in comparison to the performance returns of registered
closed-end funds deemed comparable to the Fund
included in a universe (Performance Universe) selected
by Broadridge Financial Solutions, Inc. (Broadridge), an
independent provider of investment company data. The
Board also received a description of the methodology used
by Broadridge to select the registered closed-end funds
included in the Performance Universe. Finally, the Board
also reviewed and considered Fund performance reports
provided by the Manager and discussions that occurred

Templeton Global Income Fund
Shareholder Information

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Semiannual Report
with portfolio managers at Board meetings throughout the
year. A summary of the Fund’s performance results is below.
Such results are based on net asset value without regard to
market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all leveraged and non-leveraged registered closed-
end global income funds. The Board noted that the Fund’s
annualized income return for the one-, three-, five- and
10-year periods was below the median of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the one-year period was above the median
of its Performance Universe, but for the three-, five- and
ten-year periods was below the median of its Performance
Universe. The Board further noted management’s view
regarding the income-related attributes of the Fund (e.g.,
a fund’s investment objective) as set forth in the Fund’s
registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis
was appropriate given these attributes. The Board had
a discussion of this underperformance with the Manager
who explained the steps the portfolio management team
is taking in an effort to improve the Fund’s performance.
Based on the foregoing, the Board concluded that the
Fund’s Management Agreement should be continued
for an additional one-year period, but that the portfolio
management team’s efforts should continue to be closely
monitored.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered
the actual total expense ratio and, separately, the
contractual management fee rate (Management Rate) of
the Fund in comparison to the median expense ratio and
median Management Rate, respectively, of other mutual
funds deemed comparable to and with a similar expense
structure to the Fund selected by Broadridge (Expense
Group). Broadridge fee and expense data is based upon
information taken from each fund’s most recent annual or
semi-annual report, which reflects historical asset levels.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges, and the actual total expense ratio,
for comparative consistency, was shown for fund shares
for the Fund and for fund shares for the other funds in the
Fund’s Expense Group. The Board received a description of
the methodology used by Broadridge to select the registered
closed-end funds included in the Expense Group.
The Expense Group for the Fund included the Fund and six
other leveraged and non-leveraged global income closed-
end funds. The Board noted that the Management Rate
and actual total expense ratio for the Fund were below the
medians and in the first quintile (best) of its Expense Group.
The Board concluded that the Management Rate charged to
the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each
of the individual funds in its family of funds during the
12-month period ended September 30, 2022, being the
most recent fiscal year-end for FRI. The Board noted that
although management continually makes refinements to its
methodologies used in calculating profitability in response
to organizational and product-related changes, the overall
methodology has remained consistent with that used in the
Fund’s profitability report presentations from prior years.
The Board also noted that PricewaterhouseCoopers LLP,
auditor to FRI and certain FT funds, has been engaged by
the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with
respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type
of closed-end fund operations conducted by the Manager
and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted the need
to implement systems and meet additional regulatory
and compliance requirements resulting from recent US
Securities and Exchange Commission and other regulatory
requirements.

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Shareholder Information

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Semiannual Report
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the
benefit of shareholders. The Board noted the existence of
management fee breakpoints, which operate generally to
share any economies of scale with the Fund’s shareholders
by reducing the Fund’s effective management fees as
the Fund grows in size. The Board noted that the Fund
had experienced a decrease in assets and would not be
expected to demonstrate additional economies of scale in
the near term, but concluded that to the extent economies
of scale may be realized by the Manager and its affiliates,
the Fund’s management fee structure provided a sharing
of benefits with the Fund and its shareholders as the Fund
grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Liquidity Risk Management Program
Each of the Franklin Templeton and Legg Mason Funds
has adopted and implemented a written Liquidity Risk
Management Program (the “LRMP”) as required by Rule
22e-4 under the Investment Company Act of 1940 (the
“Liquidity Rule”). The LRMP is designed to assess and
manage each Fund’s liquidity risk, which is defined as the
risk that the Fund could not meet requests to redeem shares
issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the
Liquidity Rule, the LRMP includes policies and procedures
that provide for: (1) assessment, management, and review
(no less frequently than annually) of each Fund’s liquidity
risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately
Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing
and maintaining a minimum percentage of the Fund’s net
assets in Highly Liquid investments (called a “Highly Liquid
Investment Minimum” or “HLIM”); and (4) prohibiting the
Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities
and Exchange Commission (“SEC”) (on a non-public basis)
and to the Board if the Fund’s holdings of Illiquid assets
exceed 15% of the Fund’s net assets. Funds with HLIMs
must have procedures for addressing HLIM shortfalls,
including reporting to the Board and, with respect to HLIM
shortfalls lasting more than seven consecutive calendar
days, reporting to the SEC (on a non-public basis).
The Director of Liquidity Risk within the Investment
Risk Management Group (the “IRMG”) is the appointed
Administrator of the LRMP. The IRMG maintains the
Investment Liquidity Committee (the “ILC”) to provide
oversight and administration of policies and procedures
governing liquidity risk management for Franklin Templeton
and Legg Mason products and portfolios. The ILC includes
representatives from Franklin Templeton’s Risk, Trading,
Global Compliance, Legal, Investment Compliance,
Investment Operations, Valuation Committee, Product
Management and Global Product Strategy.
In assessing and managing each Fund’s liquidity risk, the
ILC considers, as relevant, a variety of factors, including
the Fund’s investment strategy and the liquidity of its
portfolio investments during both normal and reasonably
foreseeable stressed conditions; its short and long-term
cash flow projections; and its cash holdings and access to
other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the
number of days it is reasonably expected to take to convert
the investment to cash (for Highly Liquid and Moderately
Liquid holdings) or sell or dispose of the investment (for Less
Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.
Each Fund primarily holds liquid assets that are defined
under the Liquidity Rule as "Highly Liquid Investments,"
and therefore is not required to establish an HLIM. Highly
Liquid Investments are defined as cash and any investment
reasonably expected to be convertible to cash in current
market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

Templeton Global Income Fund
Shareholder Information

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At meetings of the Funds’ Board of Trustees held in May
2023, the Program Administrator provided a written report
to the Board addressing the adequacy and effectiveness of
the program for the year ended December 31, 2022. The
Program Administrator report concluded that (i.) the LRMP,
as adopted and implemented, remains reasonably designed
to assess and manage each Fund’s liquidity risk; (ii.) the
LRMP, including the Highly Liquid Investment Minimum
(“HLIM”) where applicable, was implemented and operated
effectively to achieve the goal of assessing and managing
each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete consolidated schedule of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

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Semiannual Report
1. Equiniti Trust Company, LLC (“Equiniti”), will act as Plan
Administrator and will open an account for participating
shareholders (“participant”) under the Dividend Reinvestment and Cash Purchase Plan (the “Plan”) in the same name as
that in which the participant’s present shares are registered, and put the Plan into effect as of the first record date for a dividend or capital gains distribution after Equiniti receives the authorization duly executed by such participant.
2. Whenever Templeton Global Income Fund (the “Fund”)
declares a distribution from capital gains or an income
dividend payable in either cash or shares of the Fund (“Fund shares”), if the market price per share on the valuation date equals or exceeds the net asset value per share, participants will receive such dividend or distribution entirely in Fund
shares, and Equiniti shall automatically receive such Fund
shares for participant accounts including aggregate fractions.
The number of additional Fund shares to be credited to
participant accounts shall be determined by dividing the
equivalent dollar amount of the capital gains distribution
or dividend payable to participants by the Fund’s net asset
value per share of the Fund shares on the valuation date,
provided that the Fund shall not issue such shares at a price lower than 95% of the current market price per share. The
valuation date will be the payable date for such distribution or dividend.
3. Whenever the Fund declares a distribution from capital
gains or an income dividend payable only in cash, or if
the Fund’s net asset value per share exceeds the market
price per share on the valuation date, Equiniti shall apply
the amount of such dividend or distribution payable to
participants to the purchase of Fund shares on the open
market (less their pro rata share of trading fees incurred
with respect to open market purchases in connection
with the reinvestment of such dividend or distribution). If, before Equiniti has completed its purchases, the market
price exceeds the net asset value per share, the average
per share purchase price paid by Equiniti may exceed
the net asset value of the Fund’s shares, resulting in the
acquisition of fewer shares than if the dividend or capital
gains distribution had been paid in shares issued by the
Fund at net asset value per share. Such purchases will be
made promptly after the payable date for such dividend or
distribution, and in no event later than five business days
prior to the record date for the next dividend or distribution except where temporary curtailment or suspension of
purchase is necessary to comply with applicable provisions
of the Federal securities laws.
4. A participant has the option of submitting additional
payments to Equiniti, in any amounts of at least $100, up
to a maximum of $5,000 per month, for the purchase of
Fund shares for his or her account. These payments may
be made electronically through Equiniti at www.equiniti.
com or by check payable to “Equiniti Trust Company LLC”
and sent to Equiniti Trust Company LLC, P.O. Box 922,
Wall Street Station, New York, NY 10269-0560, Attention:
Templeton Global Income Fund. Equiniti shall apply such
payments (less a $5.00 service charge and less a pro
rata share of trading fees) to purchases of Fund shares
on the open market, as discussed below in paragraph 6.
Equiniti shall make such purchases promptly beginning
on the dividend payment date, which is usually the last
business day of each month, or, in the event that there is no dividend or distribution paid in a month, Equiniti shall make such purchases on the last business day of that month,
and in no event more than 30 days after receipt, except
where necessary to comply with provisions of the Federal
securities laws. Any voluntary payment received less than
two business days before an investment date shall be
invested during the following month unless there are more
than 30 days until the next investment date, in which case
such payment will be returned to the participant. Equiniti
shall return to the participant his or her entire voluntary
cash payment upon written notice of withdrawal received by
Equiniti not less than 48 hours before such payment is to be invested. Such written notice shall be sent to Equiniti by the participant, as discussed below in paragraph 14.
5. For all purposes of the Plan: (a) the market price of the
Fund’s shares on a particular date shall be the last sale
price on the New York Stock Exchange on that date if a
business day and if not, on the preceding business day, or
if there is no sale on such Exchange on such date, then the
mean between the closing bid and asked quotations for such
shares on such Exchange on such date, and (b) net asset
value per share of the Fund’s shares on a particular date
shall be as determined by or on behalf of the Fund.
6. Open market purchases provided for above may be
made on any securities exchange where Fund shares are
traded, in the over-the-counter market or in negotiated
transactions and may be on such terms as to price, delivery
and otherwise as Equiniti shall determine. Participant funds held by Equiniti uninvested will not bear interest, and it is understood that, in any event, Equiniti shall have no liability in connection with any inability to purchase Fund shares
within five business days prior to the record date for the

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TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
next dividend or distribution as herein provided, or with the timing of any purchases effected. Equiniti shall have no
responsibility as to the value of the Fund shares acquired for participant accounts. For the purposes of purchases on the
open market, Equiniti may aggregate purchases with those
of other participants, and the average price (including trading fees) of all shares purchased by Equiniti shall be the price per share allocable to all participants.
7. Equiniti will hold shares acquired pursuant to this Plan, together with the shares of other participants acquired
pursuant to this Plan, in its name or that of its nominee.
Equiniti will forward to participants any proxy solicitation material and will vote any shares so held for participants
only in accordance with the proxies returned by participants to the Fund. Upon written request, Equiniti will deliver to
participants, without charge, a certificate or certificates for all or a portion of the full shares held by Equiniti.
8. Equiniti will confirm to participants each acquisition made for an account as soon as practicable but not later than
ten business days after the date thereof. Equiniti will send to participants a detailed account statement showing total
dividends and distributions, date of investment, shares
acquired and price per share, and total shares of record
for the account. Although participants may from time to
time have an undivided fractional interest (computed to
three decimal places) in a share of the Fund, no certificates for a fractional share will be issued. However, dividends
and distributions on fractional shares will be credited to
participant accounts. In the event of termination of an
account under the Plan, Equiniti will adjust for any such
undivided fractional interest in cash at the market price of the
Fund’s shares on the date of termination.
9. Any share dividends or split shares distributed by the
Fund on shares held by Equiniti for participants will be
credited to participant accounts. In the event that the Fund makes available to its shareholders transferable rights to
purchase additional Fund shares or other securities, Equiniti will sell such rights and apply the proceeds of the sale to
the purchase of additional Fund shares for the participant
accounts. The shares held for participants under the Plan
will be added to underlying shares held by participants in
calculating the number of rights to be issued.
10. Equiniti’s service charge for capital gains or income
dividend purchases will be paid by the Fund when shares
are issued by the Fund or purchased on the open market.
Equiniti will deduct a $5.00 service charge from each
voluntary cash payment. Participants will be charged a pro
rata share of trading fees on all open market purchases.
11. Participants may withdraw shares from such participant’s account or terminate their participation under the Plan by
notifying Equiniti in writing. Such withdrawal or termination will be effective immediately if notice is received by Equiniti not less than two days prior to any dividend or distribution record date; otherwise such withdrawal or termination will
be effective after the investment of any current dividend or distribution or voluntary cash payment. The Plan may be
terminated by Equiniti or the Fund upon 90 days’ notice
in writing mailed to participants. Upon any withdrawal or
termination, Equiniti will cause a certificate or certificates for the full shares held by Equiniti for participants and cash adjustment for any fractional shares (valued at the market
value of the shares at the time of withdrawal or termination)
to be delivered to participants, less any trading fees.
Alternatively, a participant may elect by written notice to
Equiniti to have Equiniti sell part or all of the shares held for him and to remit the proceeds to him. Equiniti is authorized to deduct a $15.00 service charge and a $0.12 per share
trading fee for this transaction from the proceeds. If a
participant disposes of all shares registered in his name on the books of the Fund, Equiniti may, at its option, terminate the participant’s account or determine from the participant
whether he wishes to continue his participation in the Plan.
12. These terms and conditions may be amended or
supplemented by Equiniti or the Fund at any time or times,
except when necessary or appropriate to comply with
applicable law or the rules or policies of the U.S. Securities and Exchange Commission or any other regulatory authority,
only by mailing to participants appropriate written notice
at least 90 days prior to the effective date thereof. The
amendment or supplement shall be deemed to be accepted
by participants unless, prior to the effective date thereof,
Equiniti receives written notice of the termination of a
participant account under the Plan. Any such amendment
may include an appointment by Equiniti in its place and
stead of a successor Plan Administrator under these terms
and conditions, with full power and authority to perform all or any of the acts to be performed by Equiniti under these
terms and conditions. Upon any such appointment of a
Plan Administrator for the purpose of receiving dividends
and distributions, the Fund will be authorized to pay to such successor Plan Administrator, for a participant’s account,
all dividends and distributions payable on Fund shares

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TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
held in a participant’s name or under the Plan for retention or application by such successor Plan Administrator as
provided in these terms and conditions.
13. Equiniti shall at all times act in good faith and agree to use its best efforts within reasonable limits to ensure the
accuracy of all services performed under this Agreement
and to comply with applicable law, but shall assume no
responsibility and shall not be liable for loss or damage
due to errors unless such error is caused by Equiniti’s
negligence, bad faith or willful misconduct or that of its
employees.
14. Any notice, instruction, request or election which by any provision of the Plan is required or permitted to be given
or made by the participant to Equiniti shall be in writing
addressed to Equiniti Trust Company, LLC, P.O. Box 922,
Wall Street Station, New York, NY 10269-0560, or www.
equiniti.com or such other address as Equiniti shall furnish to the participant, and shall have been deemed to be given or
made when received by Equiniti.
15. Any notice or other communication which by any
provision of the Plan is required to be given by Equiniti to the participant shall be in writing and shall be deemed to have
been sufficiently given for all purposes by being deposited
postage prepaid in a post office letter box addressed to the participant at his or her address as it shall last appear on
Equiniti’s records. The participant agrees to notify Equiniti promptly of any change of address.
16. These terms and conditions shall be governed by and
construed in accordance with the laws of the State of New
York and the rules and regulations of the U.S. Securities and
Exchange Commission, as they may be amended from time
to time.

TLGIM S 08/23
© 2023 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund’s portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Global Income Fund
Investment Manager Transfer Agent Fund Information
Franklin Advisers, Inc. Equiniti Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
Toll Free Number:
(800) 416-5585
Hearing Impaired Number:
(866) 703-9077
International Phone Number:
(718) 921-8124
www.equiniti.com
(800) DIAL BEN
®
/
342-5236

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Karen Caldwell and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.  N/A

Item 5. Audit Committee
of Listed Registrants

Members of the Audit Committee are:
Karen Caldwell, Ketu Desai, and Mark Hammitt
.

Item 6. Schedule of Investments.
N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s investment manager, Franklin Advisers, Inc., in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.

Franklin Equity Group, a separate investment group within Franklin Templeton, comprised of investment personnel from the SEC-registered investment advisers listed on Appendix A (hereinafter individually an “Investment Manager” and collectively the "Investment Managers") have delegated the administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group. Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Managers) that has either delegated proxy voting administrative responsibility to the Investment Managers or has asked for information and/or recommendations on the issues to be voted. The Investment Managers will inform advisory clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Managers’ views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Managers.
The Proxy Group will process proxy votes on behalf of, and the Investment Managers vote proxies solely in the best interests of, separate account clients, the Investment Managers’-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, "Advisory Clients"), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Managers or (ii) the documents otherwise expressly prohibit the Investment Managers from voting proxies. The Investment Managers recognize that the exercise of voting rights on securities held by ERISA plans for which the Investment Managers have voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.
In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Managers indicating such intention and provide written instructions directing the Investment Managers or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.
The Investment Managers have adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that they believe are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with their fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Managers have a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Managers may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Managers may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).
* Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the “Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
All proxies received by the Proxy Group will be voted based upon the Investment Managers’ instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Managers subscribe to Institutional Shareholder Services Inc. ("ISS"), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Managers subscribe to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Managers subscribe to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.
Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Managers do not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Managers’ ultimate decision. Rather, the Investment Managers exercise their independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Managers’ evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.
Conflicts of Interest
All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Managers are affiliates of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Managers take the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for an Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Managers operate as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Managers and the Independent Affiliate business units.
Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Managers’ or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.
Nonetheless, even though a potential conflict of interest between the Investment Managers or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Managers may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Managers; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.
Otherwise, in situations where a material conflict of interest is identified between the Investment Managers or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Managers’ recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Managers will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.
Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Managers and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.
The Investment Managers may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Managers may consider various factors in deciding whether to vote such proxies, including the Investment Managers’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Managers also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”
Weight Given Management Recommendations
One of the primary factors the Investment Managers consider when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that the Investment Managers consider in determining how proxies should be voted. However, the Investment Managers do not consider recommendations from management to be determinative of the Investment Managers’ ultimate decision. Each issue is considered on its own merits, and the Investment Managers will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.
Engagement with Issuers
The Investment Managers believe that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Managers may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Managers may also engage with management on a range of environmental, social or corporate governance issues throughout the year.
THE PROXY GROUP
The Proxy Group is part of Franklin Templeton’s Global Sustainability Strategy Team’s Stewardship Team. Full-time staff members and support staff are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Managers’ managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Managers’ research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.
In situations where the Investment Managers have not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Managers’ research analysts, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that an Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.
PROXY ADMINISTRATION PROCEDURES
Situations Where Proxies Are Not Voted
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Managers understand their fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Managers will generally attempt to process every proxy they receive for all domestic and foreign securities.
However, there may be situations in which the Investment Managers may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if an Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Managers held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Managers’ intended vote is not correctly submitted; (x) the Investment Managers believe it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.
Rejected Votes
Even if the Investment Managers use reasonable efforts to vote a proxy on behalf of their Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Managers do not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Managers. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Managers’ votes are not received, or properly tabulated, by an issuer or the issuer’s agent.
Securities on Loan
The Investment Managers or their affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Managers or their affiliates, make efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The ability to timely recall shares is not entirely within the control of the Investment Managers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.
Split Voting
There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton investment manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.
Bundled Items
If several issues are bundled together in a single voting item, the Investment Managers will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.
PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS
From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Managers for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Managers, the Proxy Group will take no action on the event. The Investment Managers may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”
In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.
The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Managers may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Managers will report such decisions on an annual basis to Advisory Clients as may be required.

Appendix A
These Proxy Policies apply to accounts managed by personnel within
Franklin Equity Group, which includes the following Investment Managers:
Franklin Advisers, Inc. (FAV)
Franklin Templeton Institutional, LLC
The following Proxy Policies apply to FAV only:
HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy.
For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively-managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “the ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.
The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients..

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent.
The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, JP Morgan Chase Bank serves as the Fund’s securities lending agent.

The securities lending agent is responsible for the implementation and administration of the Funds’ securities lending program. Pursuant to the respective Securities Lending Agreements with the Fund, the securities lending agent performs a variety of services, including (but not limited to) the following:

o Trade finding, execution and settlement
o Settlement monitoring and controls, reconciliations, corporate actions and recall management
o Collateral management and valuation information
o Invoice management and billing from counterparties

For the period ended June 30, 2023, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$ -
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$ -
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	$ -
Administrative fees not included in a revenue split	$ -
Indemnification fees not included in a revenue split	$ -
Rebate (paid to borrower)	$ -
Other fees not included above	$ -
Aggregate fees/compensation paid by the Fund for securities lending activities	$ -
Net income from securities lending activities	$ -

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

(c)
Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit.

pressrelease

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INCOME FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 28, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 28, 2023